Organization and Principal Activities - Principal Subsidiaries and VIEs (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2016
ECMOHO (Hong Kong) Health Technology Limited ("ECMOHO HK")
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 27, 2018
Place of incorporation	Hong Kong
Principle activities	Investment holding
Percentage of direct or indirect ownership	100.00%
Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 23, 2011
Place of incorporation	PRC
Principle activities	Product sales and services
Percentage of direct or indirect ownership	100.00%
Jianyikang Health Technology (Shanghai) Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 21, 2018
Place of incorporation	PRC
Principle activities	Product sales
Percentage of direct or indirect ownership	100.00%
Ecmoho (Hong Kong) Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 28, 2020
Place of incorporation	Hong Kong
Principle activities	Product sales and services
Percentage of direct or indirect ownership	100.00%
Import It Corp.
Subsidiary Or Equity Method Investee [Line Items]
Place of incorporation	BVI
Principle activities	Product sales and services
Percentage of direct or indirect ownership	100.00%
Shanghai Tonggou Information Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Place of incorporation	PRC
Principle activities	Product sales and services
Percentage of direct or indirect ownership	100.00%
Yijiasancan (Shanghai) E-commerce Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 21, 2013
Place of incorporation	PRC
Principle activities	Product sales and services
Percentage of direct or indirect ownership	100.00%
Shanghai Hengshoutang Health Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 11, 2016
Date of divested	Oct. 01, 2020
Place of incorporation	PRC
Principle activities	Product sales
Percentage of direct or indirect ownership	70.00%
Qinghai Hengshoutang Plateau Medicine Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 21, 2017
Date of divested	Oct. 01, 2020
Date of acquisition	Apr. 01, 2015
Place of incorporation	PRC
Principle activities	Product sales
Percentage of direct or indirect ownership	70.00%
Shanghai Jieshi Technology Co.,Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 16, 2016
Date of disposed	Aug. 31, 2021
Date of acquisition	Sep. 04, 2012
Place of incorporation	PRC
Principle activities	Product sales
Percentage of direct or indirect ownership	100.00%	70.00%
Shanghai ECMOHO Health Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 20, 2013
Place of incorporation	PRC
Principle activities	Product sales
Percentage of direct or indirect ownership	100.00%
Hangzhou Duoduo Supply Chain Management Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 25, 2017
Place of incorporation	PRC
Principle activities	Bonded area warehousing
Percentage of direct or indirect ownership	100.00%
ECMOHO Co., Ltd. (Korea)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 27, 2018
Place of incorporation	Korea
Principle activities	Product sales
Percentage of direct or indirect ownership	100.00%
Yi Ling (Shanghai) Information Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 30, 2018
Place of incorporation	PRC
Principle activities	Intercompany services
Percentage of direct or indirect ownership	100.00%
Xianggui (Shanghai) Biotechnology Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 28, 2018
Date of divested	Apr. 01, 2020
Place of incorporation	PRC
Principle activities	Product sales and services
Percentage of direct or indirect ownership	60.00%
Shanghai Juyi Information Technology Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 15, 2018
Date of divested	Sep. 01, 2021
Place of incorporation	PRC
Principle activities	Product sales and services
Percentage of direct or indirect ownership	100.00%
Yipinda (Shanghai) Health Technology Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Feb. 27, 2019
Place of incorporation	PRC
Principle activities	Product sales
Percentage of direct or indirect ownership	100.00%
ECMOHO Co., Ltd. (Japan)
Subsidiary Or Equity Method Investee [Line Items]
Date of divested	Jul. 15, 2016
Date of disposed	Aug. 01, 2021
Place of incorporation	Japan
Principle activities	Inactive
Percentage of direct or indirect ownership	100.00%
Ecmoho USA Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Place of incorporation	USA
Principle activities	Inactive
Percentage of direct or indirect ownership	100.00%
Shanghai Yiheng Yimei Biotechnology Co., Ltd. (Yimei Biotech)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 05, 2015
Place of incorporation	PRC
Principle activities	Inactive
Percentage of direct or indirect ownership	51.00%
Shanghai Kailing Health Technology Co., Ltd. (Kailing)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 05, 2020
Place of incorporation	PRC
Principle activities	Product sales
Percentage of direct or indirect ownership	51.00%
Shanghai Ranyao Digital Media Technology Co., Ltd. (Ranyao)
Subsidiary Or Equity Method Investee [Line Items]
Date of divested	Sep. 30, 2020
Place of incorporation	PRC
Principle activities	Startup
Percentage of direct or indirect ownership	90.00%
Guangzhou ECMOHO Health Technology Co., Limited (Guangzhou Yiheng)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 14, 2020
Date of disposed	Jul. 01, 2021
Place of incorporation	PRC
Principle activities	Inactive
Percentage of direct or indirect ownership	51.00%
Shanghai Hengcang Supply Chain Management Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 01, 2018
Place of incorporation	PRC
Principle activities	Warehousing service
Percentage of direct or indirect ownership	100.00%
Zhengzhou ECMOHO Health Technology Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 06, 2015
Date of disposed	Jul. 01, 2021
Place of incorporation	PRC
Principle activities	Inactive
Percentage of direct or indirect ownership	100.00%
ECMOHO (Hong Kong) Development Limited ("ECMOHO Development")
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 28, 2020
Place of incorporation	Hong Kong
Principle activities	Startup
Percentage of direct or indirect ownership	100.00%
ECMOHO (Hong Kong) Information Management Limited ("ECMOHO Information Management")
Subsidiary Or Equity Method Investee [Line Items]
Place of incorporation	Hong Kong
Principle activities	Startup
Percentage of direct or indirect ownership	100.00%
Shanghai Kangyao Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 08, 2021
Place of incorporation	PRC
Principle activities	Product sales
Percentage of direct or indirect ownership	51.00%
Shanghai Ranyi Information Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 14, 2021
Place of incorporation	PRC
Principle activities	Product sales and services
Percentage of direct or indirect ownership	51.00%
Wuhu Hengcang Supply Chain Management Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 18, 2021
Place of incorporation	PRC
Principle activities	Storage service
Percentage of direct or indirect ownership	100.00%
Shanghai Yiyao Information Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 11, 2021
Place of incorporation	PRC
Principle activities	Product sales
Percentage of direct or indirect ownership	51.00%
Shanghai Boyi Information Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 14, 2021
Date of disposed	Apr. 01, 2021
Place of incorporation	PRC
Principle activities	Product sales
Percentage of direct or indirect ownership	51.00%
Y Tech (Hong Kong) Health Technology Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 22, 2021
Place of incorporation	Hong Kong
Principle activities	Inactive
Percentage of direct or indirect ownership	51.00%
May Sky (Hong Kong) Health Management Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 20, 2021
Place of incorporation	Hong Kong
Principle activities	Inactive
Percentage of direct or indirect ownership	51.00%
ECMOHO (Hong Kong) International Trade Company Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 04, 2021
Place of incorporation	Hong Kong
Principle activities	Inactive
Percentage of direct or indirect ownership	51.00%
Shanghai Yibo Medical Device Co., Ltd ("Yibo or Yibo VIE")
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment, VIE	Apr. 21, 2017
Place of incorporation, VIE	PRC
Percentage of direct or indirect ownership, VIE	100.00%
Principle activities, VIE	Operates the Company’s own online e-commerce platform
Shanghai Yibo Medical Device Co., Ltd ("Yibo or Yibo VIE") | Ecmoho USA Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 26, 2017
Yang Infinity Shanghai Biotechnology Co., Limited ("Yang or Yang VIE")
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 22, 2020
Date of establishment, VIE	Nov. 15, 2018
Date of disposed, VIE	Apr. 01, 2020
Place of incorporation, VIE	PRC
Percentage of direct or indirect ownership, VIE	60.00%
Principle activities, VIE	Product sales
Yang Infinity Shanghai Biotechnology Co., Limited ("Yang or Yang VIE") | Shanghai Yiheng Yimei Biotechnology Co., Ltd. (Yimei Biotech)
Subsidiary Or Equity Method Investee [Line Items]
Date of disposed, VIE	Jul. 01, 2021
Yinchuan Xianggui Internet Hospital Co., Ltd
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment, VIE	May 17, 2019
Date of disposed, VIE	Apr. 01, 2020
Place of incorporation, VIE	PRC
Percentage of direct or indirect ownership, VIE	60.00%
Principle activities, VIE	Product sales